Note 3 - Balance Sheet Components - 10Q (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	June 30, 2026	December 31, 2025
Prepaid clinical trial costs	$832,889	$1,197,679
Prepaid insurance premiums	112,681	165,067
Prepaid rent	25,974	16,000
Prepaid contract manufacturing costs	-	783,321
Other prepaid expenses	60,333	66,843
Total prepaid expenses and other current assets	$1,031,877	$2,228,910

	2025	2024
Prepaid clinical trial costs	$1,197,679	$1,524,813
Prepaid insurance premiums	165,067	220,675
Prepaid rent	16,000	13,045
Prepaid contract manufacturing costs	783,321	-
Other	66,843	10,000
Total prepaid expenses	$2,228,910	$1,768,533

Property, Plant, and Equipment [Table Text Block]
	June 30, 2026	December 31, 2025
Equipment and furnishings	$512,437	$512,437
Accumulated depreciation and amortization	(427,759)	(403,607)
Total property and equipment, net	$84,678	$108,830

	2025	2024
Equipment and furnishings	$512,437	$795,411
Leasehold improvements	-	115,605
Total property and equipment	512,437	911,016
Accumulated depreciation and amortization	(403,607)	(761,042)
Total property and equipment, net	$108,830	$149,974

Schedule of Other Assets [Table Text Block]
	June 30, 2026	December 31, 2025
Prepaid technology license fees	$50,000	$50,000
Deposits	19,947	36,947
Total other assets	$69,947	$86,947

	2025	2024
Prepaid technology license fees	$50,000	$60,000
Deposits	36,947	11,010
Total other assets	$86,947	$71,010

Schedule of Accrued Liabilities [Table Text Block]
	June 30, 2026	December 31, 2025
Payroll-related liabilities	$237,835	$181,584
Accrued clinical trial costs	393,835	587,303
Other accrued expenses	93,000	113,929
Total accrued expenses	$724,670	$882,816

	2025	2024
Payroll-related liabilities	$181,584	$986,691
Accrued clinical trial costs	587,303	200,881
Other accrued expenses	113,929	70,000
Total accrued expenses	$882,816	$1,257,572